Assets Held For Sale	12 Months Ended
Dec. 31, 2012
Assets Held For Sale [Abstract]
Assets Held For Sale
Assets Held For Sale
At December 31, 2012, assets held for sale consist of the following Harland Clarke segment facilities:

Location	Former Use	Year Closed
Atlanta, GA	Operations Support	2008
Atlanta, GA	Printing	2008
Atlanta, GA	Information Technology	2010

During 2010, the Company closed its information technology facility in Atlanta, GA and relocated those operations into an existing facility. The other listed Atlanta facilities were closed as part of the Company's plan to exit duplicative facilities related to an acquisition. Subsequent to the classification of the Atlanta facilities as assets held for sale, there have been significant changes in the real estate market. Non-cash impairment charges of $0.2, $0.1 and $0.9 were recorded in 2012, the Predecessor period in 2011 and 2010, respectively, to adjust the carrying values of the print facility and information technology facility to reflect an updated estimate of the fair values less costs to sell. These impairment charges are included in asset impairment charges in the accompanying consolidated statements of operations. The Company has made appropriate changes to its marketing plan and believes these facilities will be sold within 12 months. In June 2010, the Company sold its Greensboro facility, which was closed in 2009, for $1.3 and realized a gain of $0.3, which is included in restructuring costs in the accompanying consolidated statements of operations.
Assets held for sale are included in prepaid expenses and other current assets on the accompanying consolidated balance sheets and consist of the following:

	December 31, 2012	December 31, 2011
Land	$1.0	$1.0
Buildings and improvements	2.1	2.3
	$3.1	$3.3